Long-term Debt - Equipment Loans (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2021 USD ($) installment	Sep. 30, 2020 USD ($)	Oct. 01, 2019 USD ($)
Additions:
Repayments	$ (13,893)	$ (12,970)
Long-term portion, due between 1 and 5 years	392	439	$ 1,130
Equipment loans
Long-term Debt
Equipment pledged as security	6,939
Beginning Balance	4,750	7,306
Additions:
Acquisitions	3,001	646
Operations	10,049	7,080
Interest expense	376	489
Repayments	(10,792)	(10,771)
Ending Balance		4,750
Current portion, less than 1 year	6,992	4,311
Long-term portion, due between 1 and 5 years	$ 392	$ 439
Equipment loans | Repayment in twelve months
Long-term Debt
Interest rate	0.00%
Number of equal monthly installments | installment	12
Incremental borrowing rate	6.00%
Equipment loans | Repayment from twelve to forty eight months | Minimum
Long-term Debt
Interest rate	5.60%
Term of debt	12 months
Equipment loans | Repayment from twelve to forty eight months | Maximum
Long-term Debt
Interest rate	8.00%
Term of debt	48 months